Income Taxes - Changes in Valuation Allowance for Deferred Tax Assets (Detail) - Valuation Allowance for Deferred Tax Assets [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Income Tax [Line Items]
Balance at beginning of period		$ 334,991	$ 336,146	$ 331,589
Charged to costs and expenses	[1]	(32,112)	14,675	6,056
Charged to other accounts		(102,912)	(15,830)	(1,499)
Balance at end of period		$ 199,967	$ 334,991	$ 336,146

[1]	Net of reductions and other adjustments, all of which are charged to costs and expenses.